Summary of Significant Accounting Policies - Schedule of Antidilutive Securities Excluded from Diluted Net Loss (Details) (10-K) - shares	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Antidilutive securities excluded from computation of earnings per share, amount	610,322,981	203,288,453	838,112,931	61,855,778
Stock Options Outstanding [Member]
Antidilutive securities excluded from computation of earnings per share, amount	1,800,000	5,800,000	1,800,000	5,800,000
Warrants [Member]
Antidilutive securities excluded from computation of earnings per share, amount	235,833,333	7,000,000	235,833,333	8,885,000
Shares to be Issued Upon Conversion of Notes [Member]
Antidilutive securities excluded from computation of earnings per share, amount	372,689,648	190,488,453	600,479,598	47,170,778